Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Overseas Portfolio
March 31, 2022
VIPOVRS-NPRT1-0522
1.799852.118
Common Stocks - 97.1%
	Shares	Value ($)
Bailiwick of Jersey - 1.3%
Ferguson PLC	142,900	19,485,397
JTC PLC (a)	514,500	5,697,609
TOTAL BAILIWICK OF JERSEY		25,183,006
Belgium - 0.9%
Azelis Group NV	90,400	2,200,110
KBC Group NV	211,699	15,311,474
TOTAL BELGIUM		17,511,584
Bermuda - 0.9%
Genpact Ltd.	232,433	10,113,160
Hiscox Ltd.	585,945	7,571,031
TOTAL BERMUDA		17,684,191
Canada - 1.4%
Constellation Software, Inc.	14,595	24,948,618
Topicus.Com, Inc.	23,814	1,776,311
TOTAL CANADA		26,724,929
Cayman Islands - 0.7%
Parade Technologies Ltd.	210,000	13,133,510
Denmark - 1.8%
DSV A/S	143,272	27,710,063
GN Store Nord A/S	133,543	6,607,539
TOTAL DENMARK		34,317,602
Finland - 0.8%
Nordea Bank ABP	1,441,003	14,912,107
France - 15.3%
Air Liquide SA	121,600	21,273,182
ALTEN	101,881	15,497,055
Antin Infrastructure Partners SA	40,800	1,308,915
BNP Paribas SA	363,400	20,766,373
Capgemini SA	119,665	26,806,830
Compagnie de St. Gobain	182,000	10,829,072
Dassault Systemes SA	338,380	16,624,151
Edenred SA	395,442	19,650,600
Legrand SA	216,600	20,593,575
LVMH Moet Hennessy Louis Vuitton SE	59,830	42,706,611
Pernod Ricard SA	109,342	24,107,246
Safran SA	131,500	15,482,221
Teleperformance	66,824	25,599,899
Total SA (b)	554,212	28,042,881
TOTAL FRANCE		289,288,611
Germany - 6.2%
Allianz SE	101,486	24,235,685
Auto1 Group SE (a)(c)	21,200	242,382
Brenntag SE	168,000	13,630,239
Deutsche Borse AG	102,672	18,482,076
Hannover Reuck SE	96,725	16,515,764
Merck KGaA	103,800	21,800,238
SAP SE	55,815	6,185,873
Siemens Healthineers AG (a)	261,100	16,244,467
TOTAL GERMANY		117,336,724
Hong Kong - 1.6%
AIA Group Ltd.	2,799,600	29,233,103
Chervon Holdings Ltd. (c)	137,100	947,413
TOTAL HONG KONG		30,180,516
India - 1.5%
HDFC Bank Ltd.	760,791	14,623,244
Reliance Industries Ltd.	409,840	14,146,873
TOTAL INDIA		28,770,117
Ireland - 2.8%
Flutter Entertainment PLC (c)	48,490	5,656,461
ICON PLC (c)	52,600	12,793,372
Kingspan Group PLC (Ireland)	174,100	17,148,937
Linde PLC	51,868	16,568,195
TOTAL IRELAND		52,166,965
Italy - 2.2%
FinecoBank SpA	849,699	12,995,217
GVS SpA (a)	109,736	1,000,299
Moncler SpA	210,000	11,787,536
Recordati SpA	312,219	15,763,703
TOTAL ITALY		41,546,755
Japan - 13.1%
Advantest Corp.	126,100	9,845,115
Capcom Co. Ltd.	190,800	4,625,818
FUJIFILM Holdings Corp.	220,300	13,447,097
Hoya Corp.	205,611	23,430,995
Iriso Electronics Co. Ltd.	97,729	2,652,298
Keyence Corp.	37,461	17,370,764
Misumi Group, Inc.	331,060	9,855,929
Nitori Holdings Co. Ltd.	60,673	7,633,440
NOF Corp.	183,411	7,494,022
Olympus Corp.	633,888	12,013,821
Persol Holdings Co. Ltd.	455,303	10,201,660
Recruit Holdings Co. Ltd.	376,771	16,369,588
Relo Group, Inc.	343,974	5,118,251
Shin-Etsu Chemical Co. Ltd.	115,900	17,609,074
SMC Corp.	28,585	15,978,846
Sony Group Corp.	288,633	29,693,327
Suzuki Motor Corp.	201,076	6,890,916
TIS, Inc.	305,874	7,158,246
Tokyo Electron Ltd.	57,532	29,546,201
TOTAL JAPAN		246,935,408
Kenya - 0.3%
Safaricom Ltd.	19,349,700	5,746,020
Luxembourg - 0.7%
Eurofins Scientific SA	129,900	12,920,236
Netherlands - 8.3%
Akzo Nobel NV	126,000	10,826,215
ASM International NV (Netherlands)	45,300	16,642,569
ASML Holding NV (Netherlands)	80,839	54,018,388
Euronext NV (a)	127,189	11,636,124
IMCD NV	123,326	21,180,662
Koninklijke Philips Electronics NV	237,487	7,241,857
Prosus NV	159,600	8,606,884
Wolters Kluwer NV	240,917	25,739,964
TOTAL NETHERLANDS		155,892,663
Spain - 1.8%
Amadeus IT Holding SA Class A (c)	284,307	18,485,102
Cellnex Telecom SA (a)	320,255	15,412,082
TOTAL SPAIN		33,897,184
Sweden - 6.3%
Addlife AB	541,224	15,150,404
AddTech AB (B Shares)	748,409	14,486,773
ASSA ABLOY AB (B Shares)	705,256	18,956,989
Atlas Copco AB (A Shares)	361,319	18,754,614
Hexagon AB (B Shares)	1,625,394	22,773,071
Indutrade AB	877,841	22,248,523
Kry International AB (d)(e)	587	163,056
Nordnet AB	361,600	6,537,905
TOTAL SWEDEN		119,071,335
Switzerland - 12.3%
Compagnie Financiere Richemont SA Series A	139,310	17,658,223
Julius Baer Group Ltd.	278,436	16,119,917
Lonza Group AG	27,904	20,298,760
Nestle SA (Reg. S)	440,225	57,237,464
Roche Holding AG (participation certificate)	116,591	46,130,612
Sika AG	80,354	26,731,042
Sonova Holding AG	57,914	24,292,480
Zurich Insurance Group Ltd.	47,810	23,613,356
TOTAL SWITZERLAND		232,081,854
Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	905,600	18,589,697
United Kingdom - 9.0%
Ashtead Group PLC	156,800	9,955,029
Beazley PLC	1,366,104	7,551,603
Bridgepoint Group Holdings Ltd. (a)	782,300	3,612,254
Compass Group PLC	1,020,539	21,962,097
Dechra Pharmaceuticals PLC	195,235	10,402,442
Diageo PLC	704,922	35,756,871
Diploma PLC	305,335	10,565,062
Dr. Martens Ltd.	166,800	523,251
Future PLC	82,100	2,806,274
RELX PLC (London Stock Exchange)	823,448	25,623,854
Rentokil Initial PLC	2,483,689	17,161,792
Smith & Nephew PLC	341,736	5,476,842
St. James's Place PLC	613,800	11,679,522
Volution Group PLC	1,405,597	7,745,910
TOTAL UNITED KINGDOM		170,822,803
United States of America - 6.9%
Ares Management Corp.	208,965	16,974,227
Boston Scientific Corp. (c)	209,555	9,281,191
CBRE Group, Inc.	139,200	12,739,584
Equifax, Inc.	56,500	13,396,150
Intercontinental Exchange, Inc.	114,551	15,134,478
Marsh & McLennan Companies, Inc.	132,876	22,644,728
Moody's Corp.	37,200	12,551,652
Pool Corp.	14,000	5,919,900
S&P Global, Inc.	50,921	20,886,776
TOTAL UNITED STATES OF AMERICA		129,528,686
TOTAL COMMON STOCKS (Cost $1,305,842,922)		1,834,242,503

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
Sweden - 0.1%
Kry International AB Series E (d)(e) (Cost $1,550,731)	3,392	942,228

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (f)	55,149,139	55,160,169
Fidelity Securities Lending Cash Central Fund 0.31% (f)(g)	9,041,200	9,042,105
TOTAL MONEY MARKET FUNDS (Cost $64,202,274)		64,202,274

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $1,371,595,927)	1,899,387,005
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(10,648,520)
NET ASSETS - 100.0%	1,888,738,485

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,845,217 or 2.9% of net assets.

(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,105,284 or 0.1% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	254,938
Kry International AB Series E	5/14/21	1,550,731

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	36,218,372	131,548,090	112,606,293	13,630	-	-	55,160,169	0.1%
Fidelity Securities Lending Cash Central Fund 0.31%	-	9,369,421	327,316	744	-	-	9,042,105	0.0%
Total	36,218,372	140,917,511	112,933,609	14,374	-	-	64,202,274

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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